Goodwill and Intangible Assets - Components of Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 55,300	$ 114,059
Accumulated amortization	(1,766)	(4,167)
Net carrying amount	53,534	109,892
Finite-Lived Intangible Assets, Net	53,534	109,892
Finite-lived Intangible Assets Acquired	$ 55,300	$ 70,200
Tradename [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period
Gross carrying amount	$ 23,100	$ 93,300
Finite-Lived Intangible Assets, Net	$ 23,100	$ 93,300
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	6 years	6 years
Gross carrying amount	$ 12,700	$ 8,781
Accumulated amortization	(862)	(2,159)
Finite-Lived Intangible Assets, Net	$ 11,838	$ 6,622
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years	10 years
Gross carrying amount	$ 10,500	$ 10,500
Accumulated amortization	(477)	(1,546)
Finite-Lived Intangible Assets, Net	$ 10,023	$ 8,954
Reacquired Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	4 years
Gross carrying amount	$ 9,000	$ 1,478
Accumulated amortization	(427)	(462)
Finite-Lived Intangible Assets, Net	8,573	$ 1,016
Buddy's [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	11,100
Vitamin Shoppe [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	12,000
American Freight
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 70,200